Notes Payable and Long-Term Debt, Note Payable - IVG (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Notes Payable and Long-Term Debt [Abstract]
Note payable	$ 319,985	$ 322,740
Note Payable - IVG [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount			$ 4,000
Interest rate			6.00%
Maturity date	Mar. 05, 2020
Note payable	$ 0	$ 4,240